PROPERTY, PLANT AND EQUIPMENT (Schedule of Income from Sub-letting Right-of-use Buildings) (Details)	12 Months Ended
Dec. 31, 2019 Assets Number
Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
No. of Right-of-Use leased assets | Assets	13
Average remaining lease term (years)	5 years
No. of Leases with extension options	1
No. of Leases with options to purchase
No. of leases with variable payments linked to index	2
No. of leases with termination options	4
Buildings [Member] | Bottom of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	1 year
Buildings [Member] | Top of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	14 years
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
No. of Right-of-Use leased assets | Assets	9
Average remaining lease term (years)	1 year
No. of Leases with extension options
No. of Leases with options to purchase	9
No. of leases with variable payments linked to index
No. of leases with termination options	9
Vehicles [Member] | Bottom of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	1 year
Vehicles [Member] | Top of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	2 years
I.T. and office equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
No. of Right-of-Use leased assets | Assets	11
Average remaining lease term (years)	2 years
No. of Leases with extension options
No. of Leases with options to purchase
No. of leases with variable payments linked to index
No. of leases with termination options	1
I.T. and office equipment [Member] | Bottom of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	1 year
I.T. and office equipment [Member] | Top of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	2 years